UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [X] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD                  October 5, 2012
--------------------------------------------------------------------------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F information Table Entry Total:         117

Form 13F Information Table Value Total:         526,551


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title
                                 of                    Value      Shares/  Sh/  Put/  Invstmt  Other        Voting Authority
Name of Issuer                   class  CUSIP        (x$1000)     Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.            COM    003881307      2197        80140 SH           Sole              52856               27284
Advisory Board Co.               COM    00762W107      2433        50876 SH           Sole              33566               17310
Airgas Inc.                      COM    009363102      6799        82615 SH           Sole              33605               49010
Akorn Inc.                       COM    009728106      3183       240768 SH           Sole             158884               81884
Annie's Inc.                     COM    03600T104      2184        48710 SH           Sole              32122               16588
Arbitron Inc.                    COM    03875Q108      2220        58568 SH           Sole              38652               19916
Ashland Inc.                     COM    044209104      6547        91433 SH           Sole              37189               54244
Autodesk Inc.                    COM    052769106      7485       224290 SH           Sole              91198              133092
Belden Inc.                      COM    077454106      2689        72907 SH           Sole              48089               24818
Black Diamond Inc.               COM    09202G101      1456       166027 SH           Sole             109503               56524
Bravo Brio Restaurant Group In   COM    10567B109      1467       100839 SH           Sole              66544               34295
Buffalo Wild Wings Inc.          COM    119848109      8304        96846 SH           Sole              47629               49217
Cabela's Inc.                    COM    126804301      6567       120093 SH           Sole              60079               60014
Carrizo Oil & Gas Inc.           COM    144577103      2654       106107 SH           Sole              69989               36118
Casey's General Stores Inc.      COM    147528103      6944       121525 SH           Sole              49472               72053
Catamaran Corp                   COM    148887102      5733        58523 SH           Sole              23816               34707
Cavium Inc.                      COM    14964U108      2454        73634 SH           Sole              48566               25068
Cepheid                          COM    15670R107      1795        52026 SH           Sole              34328               17698
Cerner Corp.                     COM    156782104      8193       105843 SH           Sole              43053               62790
Chart Industries Inc.            COM    16115Q308     10489       142032 SH           Sole              70106               71926
Chipotle Mexican Grill Inc.      COM    169656105      8003        25203 SH           Sole              10279               14924
Coach Inc.                       COM    189754104      5415        96668 SH           Sole              39037               57631
Coca-Cola Enterprises Inc.       COM    19122T109      7126       227877 SH           Sole              92691              135186
Cogent Communications Group In   COM    19239V302      2410       104841 SH           Sole              69153               35688
Coherent Inc.                    COM    192479103       974        21236 SH           Sole              14007                7229
Computer Programs & Systems In   COM    205306103      2805        50490 SH           Sole              33319               17171
CoreSite Realty Corp.            COM    21870Q105      3040       112856 SH           Sole              74443               38413
Cree Inc.                        COM    225447101      4981       195099 SH           Sole              79329              115770
DTS Inc.                         COM    23335C101      1921        82532 SH           Sole              54463               28069
Dick's Sporting Goods Inc.       COM    253393102      6929       133639 SH           Sole              54498               79141
Digital Realty Trust Inc.        COM    253868103      8324       119175 SH           Sole              48480               70695
Dollar General Corp.             COM    256677105      6876       133418 SH           Sole              53878               79540
Dresser-Rand Group Inc.          COM    261608103      6210       112687 SH           Sole              45838               66849
Dupont Fabros Technology Inc.    COM    26613Q106      3392       134324 SH           Sole              88675               45649
Echo Global Logistics Inc.       COM    27875T101      2211       128917 SH           Sole              85038               43879
Edwards Lifesciences Corp.       COM    28176E108      6883        64106 SH           Sole              26082               38024
Elizabeth Arden Inc.             COM    28660G106      3409        72168 SH           Sole              47620               24548
EnerSys Inc.                     COM    29275Y102      2598        73619 SH           Sole              48599               25020
Equinix Inc.                     COM    29444U502      7670        37225 SH           Sole              15137               22088
Evercore Partners Inc.           COM    29977A105      2044        75695 SH           Sole              49933               25762
F5 Networks                      COM    315616102      8820        84244 SH           Sole              34258               49986
Family Dollar Stores Inc.        COM    307000109      7700       116138 SH           Sole              47236               68902
Fastenal Co.                     COM    311900104      5218       121371 SH           Sole              49368               72003
Fiserv Inc.                      COM    337738108      8022       108366 SH           Sole              44085               64281
Five Below Inc.                  COM    33829M101      1805        46175 SH           Sole              30452               15723
Fortinet Inc.                    COM    34959E109      5329       220774 SH           Sole              89839              130935
Forward Air Corp.                COM    349853101      2117        69623 SH           Sole              45948               23675
Fossil Inc.                      COM    349882100      5413        63908 SH           Sole              25991               37917
Genomic Health Inc.              COM    37244C101      1851        53344 SH           Sole              35189               18155
Globe Specialty Metals Inc.      COM    37954N206      2176       142955 SH           Sole              94371               48584
Gulfport Energy Corp.            COM    402635304      2896        92638 SH           Sole              61098               31540
Helix Energy Solutions Group I   COM    42330P107      2150       117672 SH           Sole              77681               39991
Herbalife Ltd.                   COM    G4412G101      8088       170639 SH           Sole              69467              101172
Hibbett Sports Inc.              COM    428567101      1713        28819 SH           Sole              19006                9813
IHS Inc.                         COM    451734107      7013        72042 SH           Sole              29305               42737
IPC The Hospitalist Co. Inc.     COM    44984A105      3244        70986 SH           Sole              46844               24142
Illumina Inc.                    COM    452327109      8014       166257 SH           Sole              67623               98634
Insulet Corp.                    COM    45784P101      3264       151232 SH           Sole              99799               51433
InterMune Inc.                   COM    45884X103      1739       193879 SH           Sole             127882               65997
Interface Inc.                   COM    458665304      2562       193917 SH           Sole             127976               65941
Koppers Holdings Inc.            COM    50060P106      2515        71989 SH           Sole              47509               24480
LKQ Corp.                        COM    501889208      8474       458035 SH           Sole             186461              271574
Legg Mason Inc.                  COM    524901105      5490       222463 SH           Sole              90562              131901
Life Time Fitness Inc.           COM    53217R207      2220        48541 SH           Sole              32035               16506
Littelfuse Inc.                  COM    537008104      2466        43610 SH           Sole              28790               14820
Lufkin Industries Inc.           COM    549764108      2050        38087 SH           Sole              25122               12965
Luminex Corp.                    COM    55027E102      1753        90194 SH           Sole              59523               30671
Manitowoc Co.                    COM    563571108      8731       654505 SH           Sole             311651              342854
Marten Transport Ltd.            COM    573075108      1874       106684 SH           Sole              70427               36257
Medidata Solutions Inc.          COM    58471A105      2630        63371 SH           Sole              41822               21549
Modine Manufacturing Co.         COM    607828100      1635       221547 SH           Sole             146255               75292
Monotype Imaging Holdings Inc.   COM    61022P100      2422       155344 SH           Sole             102492               52852
NetScout Systems Inc.            COM    64115T104      3392       132967 SH           Sole              87726               45241
Nordstrom Inc.                   COM    655664100      8319       150769 SH           Sole              56464               94305
Nuance Communications Inc.       COM    67020Y100      7679       308508 SH           Sole             126398              182110
OPNET Technologies Inc.          COM    683757108      3016        88511 SH           Sole              58396               30115
Oceaneering International Inc.   COM    675232102      8138       147299 SH           Sole              59916               87383
Oil States International Inc.    COM    678026105      3761        47329 SH           Sole              19408               27921
Optimer Pharmaceuticals Inc.     COM    68401H104      2822       199859 SH           Sole             131835               68024
PVH Corp.                        COM    693656100      5650        60288 SH           Sole              24613               35675
Par Pharmaceutical Cos. Inc.     COM    69888P106      1478        29567 SH           Sole              19499               10068
Parametric Technology Corp.      COM    699173209      3961       181687 SH           Sole              73935              107752
Pegasystems Inc.                 COM    705573103      2354        81072 SH           Sole              53475               27597
PetSmart Inc.                    COM    716768106      7306       105914 SH           Sole              43076               62838
Power Intergrations Inc.         COM    739276103       755        24827 SH           Sole              16372                8455
Quanta Services Inc.             COM    74762E102      6205       251197 SH           Sole             102203              148994
RBC Bearings Inc.                COM    75524B104      1984        41238 SH           Sole              27195               14043
Rackspace Hosting Inc.           COM    750086100      8813       133352 SH           Sole              54221               79131
RealD Inc.                       COM    75604L105      1692       189253 SH           Sole             124843               64410
Reliance Steel And Aluminum      COM    759509102      3936        75182 SH           Sole              30586               44596
Robert Half International Inc.   COM    770323103      7254       272386 SH           Sole             110806              161580
Rue21 Inc.                       COM    781295100      1926        61834 SH           Sole              40778               21056
SPX Corp.                        COM    784635104      6583       100647 SH           Sole              40914               59733
Salix Pharmaceuticals Ltd.       COM    795435106      6447       152270 SH           Sole              61941               90329
Sourcefire Inc.                  COM    83616T108      1819        37108 SH           Sole              24478               12630
Stifel Financial Corp.           COM    860630102      7326       218045 SH           Sole             105965              112080
Susser Holdings Corp.            COM    869233106      2439        67439 SH           Sole              44478               22961
T.Rowe Price Group Inc.          COM    74144T108      3921        61951 SH           Sole              25220               36731
Tiffany & Co.                    COM    886547108      6731       108782 SH           Sole              44332               64450
Tractor Supply Co.               COM    892356106      5845        59106 SH           Sole              24054               35052
TreeHouse Foods Inc.             COM    89469A104      6251       119062 SH           Sole              58228               60834
Trimble Navigation Ltd.          COM    896239100      6784       142342 SH           Sole              57909               84433
Trinity Industries Inc.          COM    896522109      4449       148463 SH           Sole              60381               88082
True Religion Apparel Inc.       COM    89784N104      1523        71420 SH           Sole              47113               24307
Ultimate Software Group Inc.     COM    90385D107      3380        33103 SH           Sole              21836               11267
Ultratech Inc.                   COM    904034105      2517        80216 SH           Sole              52956               27260
Under Armour Inc.                COM    904311107      3911        70044 SH           Sole              28482               41562
Valmont Industries Inc.          COM    920253101      6071        46171 SH           Sole              18813               27358
VeriFone Systems Inc.            COM    92342Y109      6120       219733 SH           Sole              89356              130377
Volcano Corp.                    COM    928645100      2637        92317 SH           Sole              60920               31397
Watson Pharmaceuticals Inc.      COM    942683103      8411        98768 SH           Sole              40188               58580
Wesco International Inc.         COM    95082P105      5347        93481 SH           Sole              42757               50724
Western Union Co.                COM    959802109      9278       509229 SH           Sole             207149              302080
Wright Express Corp.             COM    98233Q105      3319        47606 SH           Sole              31402               16204
Zumiez Inc.                      COM    989817101      1863        67187 SH           Sole              44340               22847
athenahealth Inc.                COM    04685W103      2370        25826 SH           Sole              17044                8782
lululemon athletica inc.         COM    550021109      4356        58919 SH           Sole              28918               30001

REPORT SUMMARY                            117 DATA RECORDS 526551            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
